WESMARK FUNDS

March 3, 2016

Via EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	WesMark Funds Registration Statement on Form N-1A 1933 Act File No. 333-16157 1940 Act File No. 811-07925

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust, both effective February 29, 2016, do not differ from those filed in the Post-Effective Amendment No. 36 which was filed electronically on February 26, 2016.

Sincerely,

/s/ Sareena Khwaja-Dixon
Sareena Khwaja-Dixon Assistant Secretary